GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Going Concern [Abstract]
GOING CONCERN

NOTE 2 - GOING CONCERN

As reflected in the accompanying unaudited financial statements, the Company had a net loss of $2,000,196, net cash used in operations of $1,040,864 and has an accumulated deficit of $5,996,968 for the nine months ended September 30, 2017. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on Management’s plans which include potential asset acquisitions, mergers or business combinations with other entities, further implementation of its business plan and continuing to raise funds through debt or equity financings. The Company will likely rely upon related party debt or equity financing to ensure the continuing existence of the business.

The Company’s business plan is to engage in the design and development of commercial grade aeroponics fixtures and supporting systems for use in CEA and BIA cannabis production and to develop personalized cannabis medicines, as a provider of advanced cultivation technology, methods and processes. The Company provides the cannabis industry production platforms for CEA and BIA production. During the next twelve months, the Company’s strategy is to:

●	Complete ongoing product development;

●	Advance product assembly;

●	Construct a research cultivation site for marketing and research and development purposes;

●	Off design-build services to partners; and

●	Establish its long-term strategy to directly sell, lease, and license its patent-pending cannabis cultivation technologies and methods.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2 - GOING CONCERN

As reflected in the accompanying financial statements, the Company had a net loss of $2,075,000, net cash used in operations of $662,170 and has an accumulated deficit of $3,996,772, for the year ended December 31, 2016. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on Management’s plans which include potential asset acquisitions, mergers or business combinations with other entities, further implementation of its business plan and continuing to raise funds through debt or equity financings. The Company will likely rely upon related party debt or equity financing in order to ensure the continuing existence of the business.

The business plan of the Company is to engage in the design, development, marketing and direct-selling of commercial grade aeroponics fixtures and supporting systems for use in urban Controlled Environment Agriculture (“CEA”) and Building Integrated Agriculture (“BIA”). During the next twelve months, the Company’s strategy is to: complete ongoing product development; commence product marketing, product assembly and sales; construct a demonstration CEA and BIA farm; and offer design-build services. The Company’s long-term strategy is to direct sale, license and franchise their patented technologies and methods.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.